Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Inventories [Line Items]
Crude oil	$ 1,969	$ 1,521
Materials and spares	3,769	1,994
Inventories	$ 5,738	$ 3,515